Cover	Jan. 03, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 03, 2024
Entity File Number	001-35798
Entity Registrant Name	Humanigen, Inc.
Entity Central Index Key	0001293310
Entity Tax Identification Number	77-0557236
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	533 Airport Boulevard
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Burlingame
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94010
City Area Code	650
Local Phone Number	243-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false